UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton
Institutional Funds
June 30, 2022
Foreign Smaller Companies Series International Equity Series

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 2
Foreign Smaller Companies Series 3
International Equity Series 9
Financial Highlights and Schedules of Investments 16
Financial Statements 28
Notes to Financial Statements 31
Shareholder Information 44
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insights.

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SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
The foregoing information reflects our analysis and opinions as of June 30, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

ftinstitutional.com
Semiannual Report
Foreign Smaller Companies Series
This semiannual report for Foreign Smaller Companies
Series (Fund) covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of smaller companies located outside
the U.S., including emerging markets. For purposes of this
80% policy, the Fund defines smaller companies as those
with market capitalizations that do not exceed $4 billion.
However, under normal conditions, when making an initial
purchase of securities of a company, we will only invest
in securities of companies with a market capitalization of
not more than $2 billion. Once a security qualifies for initial purchase, it continues to qualify for additional purchases
as long as it is held by the Fund, provided that the issuer’s market capitalization does not exceed $4 billion.
Performance Overview
The Fund posted a -24.08% cumulative total return for
the six months under review. In comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI) ex
USA Small Cap Index-NR, which measures the performance
of global developed and emerging market small-cap
equities excluding the U.S., posted a -22.92% cumulative
total return.
1
Please note, index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. We also consider a company’s price/
earnings ratio, profit margins and liquidation value.
Manager’s Discussion
As we saw in the first half of 2022, small-cap equity
markets are particularly vulnerable in times of uncertainty.
The war in Ukraine and resulting sanctions on Russia—
which contributed to trade disruptions, higher inflation,
onshoring pressures and rising defense spending—added
geopolitical uncertainty to a market already pressured by
macroeconomic concerns.
By nature, small-cap stocks are typically longer-duration
assets, and therefore, rising interest rates—especially after a decade of declining rates—are detrimental to near-term
performance. As a result of the sudden shock caused by the
war in Ukraine, the market de-emphasized fundamentals in
2022’s first quarter as investors flocked to larger market-cap stocks, liquidity and select industries, including defense,
energy and commodities.
The second quarter was more “orderly” in that fundamentals
seemed to wrest attention away from concerns over market
capitalization. Unlike the first quarter, in which a “smaller you were, the smaller you got” market sentiment took
hold, the second quarter saw the return of fundamental
investment principles, with short-duration, profitable, cash flow-generating stocks faring well, regardless of market
capitalization.
Against this backdrop, the Fund underperformed its
benchmark index for the six-month period, primarily due
to an overweighting and stock selection in the consumer
discretionary sector, stock selection in the industrials sector and lack of exposure to the utilities sector. Performance
improved in the latter half of the period, as the market
Geographic Composition
6/30/22
% of Total
Net Assets
Europe 45.1%
Asia 41.3%
North America 5.1%
Latin America & Caribbean 3.4%
Middle East & Africa 1.7%
Short-Term Investments & Other Net Assets 3.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
17
.

Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
environment—one in which investors appeared to focus on
fundamentals rather than macroeconomic events—became
considerably more receptive to our bottom-up approach.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Relative detractors in consumer discretionary included
Sweden-based Thule Group, which focuses on consumer-
branded products in the outdoor segment, and Watches of
Switzerland Group (WOSG), a leading U.K. luxury watch
retailer with a growing presence in the U.S.
Shares of Thule fell due to investor concerns about higher
interest rates and their impact on the global economy.
Looking at the longer term, the aging, healthier and
affluent population is leading to an increased demand
for outdoor activities, which has driven strong revenue
growth. Additionally, an increase in domestic holidays and
“staycations” on the back of COVID-19 may be supporting
demand. The company has proved, in our view, that it can
handle rising input costs, supply shortages and elevated
demand better than many other manufacturing companies
in the Nordic area. Thule's products are of high quality, carry premium prices and are highly rated in open consumer
reviews.
WOSG shares declined on slower economic growth and
weakening consumer demand. Looking at the longer term,
management has increased digital customer engagement
activity and plans to extend it going forward. We believe
WOSG is still in the nascent phase of its development
despite being a long-standing market leader in the U.K. We
see meaningful tailwinds for the WOSG equity story from a
product and geographic perspective.
Switzerland-based Montana Aerospace, a manufacturer of
lightweight critical structural parts and assemblies made of various hard metals, was a significant relative detractor in the industrials sector. The company was impacted by rising
energy costs, which led to analyst downgrades. We believe
the market has overreacted, and we remain confident in the
stock’s long-term potential. Montana Aerospace is vertically integrated across the entire set of production steps—raw
material recycling, casting, extrusion, machining, surface
treatment and sub-assembly—with many steps occurring
in a single location. This vertical integration meaningfully reduces the complexity of procurement relative to the
traditional model, which might include four to six separate
sub-suppliers for a single part. Montana Aerospace
has demonstrated that this integrated model eliminates
dependencies and transport costs between sub-suppliers
and increases flexibility to respond to changes. Ultimately, it increases reliability and lowers supply-chain risks for the customer.
In contrast, stock selection in the information technology (IT), health care and communication services sectors contributed
to relative performance during the period.
Portfolio Composition
6/30/22
% of Total
Net Assets
Machinery 11.2%
Electronic Equipment, Instruments &
Components 9.4%
Leisure Products 7.9%
Capital Markets 5.9%
Textiles, Apparel & Luxury Goods 5.8%
Food Products 4.9%
Professional Services 4.3%
Specialty Retail 3.4%
Banks 3.4%
Life Sciences Tools & Services 2.7%
Food & Staples Retailing 2.6%
Technology Hardware, Storage & Peripherals 2.6%
Pharmaceuticals 2.5%
Entertainment 2.5%
Other* 27.5%
Short-Term Investments & Other Net Assets 3.4%
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Man Group plc 2.0%
Capital Markets, United Kingdom
Xtep International Holdings Ltd. 2.0%
Textiles, Apparel & Luxury Goods, China
Sanlorenzo SpA 1.8%
Leisure Products, Italy
Meitec Corp. 1.7%
Professional Services, Japan
Tsumura & Co. 1.6%
Pharmaceuticals, Japan
Huhtamaki OYJ 1.6%
Containers & Packaging, Finland
Canadian Western Bank 1.6%
Banks, Canada
Barco NV 1.6%
Electronic Equipment, Instruments &
Components, Belgium
Asics Corp. 1.6%
Textiles, Apparel & Luxury Goods, Japan
King Yuan Electronics Co. Ltd. 1.5%
Semiconductors & Semiconductor Equipment,
Taiwan

Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
VTech Holdings, a Hong Kong-based supplier of electronic
learning products and cordless phones, was the most
significant contributor to IT returns for the period, with shares benefiting from financial results that showed stable revenue despite global supply-chain disruptions. Looking at the
longer term, we believe VTech is well-positioned in scale and cost competitiveness to maintain its leading position in the
U.S. and expand sales in Europe and Asia.
Belgium-based Fagron, a global leader in pharmaceutical
compounding, was the top health care contributor for the
period. Shares rebounded after a disappointing 2021 in
which shares were impacted by a reversal of COVID-19
demand, low levels of elective care and inflationary
pressures. During the period, the company reported full-
year 2021 results that were in line with analyst expectations.
We view Fagron as an attractive defensive growth play at
a reasonable price within the global niche of compounding,
which makes up roughly one percent of prescriptions.
The company combines what we view as compelling
characteristics, such as above-average earnings visibility,
solid cash conversion, leading market positions, a value-
creating merger-and-acquisition strategy and scalability.
The top overall stock contributor for the period was Xtep
International Holdings, a leading China-based sportswear
brand and wholesaler. Shares rallied after the firm reported strong financial results, suggesting that recent investments in brand image and product innovation are bearing fruit
domestically. We are positive on management’s initiative
to facilitate supply chain management, retail operating
efficiency, and online channels, which we believe are the
key competences for driving sales growth. We expect Xtep
to benefit from rising demand for domestic sportswear
brands by continuing to invest in branding and research and
development.
Regionally, holdings in the eurozone and Asia were the
Fund’s primary relative detractors. Holdings in non-eurozone
Europe, Latin America and the U.K. contributed to relative
performance for the period.
Thank you for your continued participation in Foreign Smaller
Companies Series. We look forward to serving your future
investment needs.
Harlan B. Hodes, CPA
Lead Portfolio Manager
David A. Tuttle, CFA
Heather Waddell, CFA
Katie Ylijoki, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2022
Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
Cumulative
Total Return
1
Average Annual
Total Return
2
–
6-Month -24.08% -24.08%
1-Year -25.46% -25.46%
5-Year +2.46% +0.49%
10-Year +66.33% +5.22%
See page 7 for Performance Summary footnotes.

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Semiannual Report
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have exhibited greater price volatility than large-company stocks, particularly over the short term. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. From time to time, the trading market for a particular security or type of security may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Because the Fund may invest its assets in companies in a specif-
ic region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may in-
crease market volatility. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
3
1.04%

Your Fund’s Expenses
Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $759.20 $4.52 $1,019.65 $5.19 1.04%

ftinstitutional.com
Semiannual Report
International Equity Series
This semiannual report for International Equity Series (Fund)
covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in foreign (non-U.S.) equity securities. The Fund
invests predominantly in companies located outside the U.S.
including companies located in developing market countries.
Performance Overview
The Fund’s Primary shares posted a -13.29% cumulative
total return for the six months under review. For comparison, the Fund’s primary benchmark, the MSCI All Country World
Index (ACWI) ex USA Index-NR, which measures the equity
market performance of global developed and emerging
markets excluding the U.S., posted a -18.42% cumulative
total return.
1
Also in comparison, the Fund’s secondary
benchmark, the MSCI Europe, Australasia, Far East Index
(EAFE)-NR, which measures the equity market performance
of global developed markets excluding the U.S. and Canada,
posted a -19.57% cumulative total return.
1
Please note,
index performance information is provided for reference and
we do not attempt to track an index but rather undertake
investments on the basis of fundamental research. You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Investment Strategy
When choosing equity investments for the Fund, we
employ a bottom-up, value-oriented, long-term investment
approach, focusing on the market price of a company’s
securities relative to our evaluation of the company’s
long-term earnings, asset value and cash flow potential.
We also consider a company’s price/earnings ratio, profit
margins and liquidation value. We attempt to identify
those companies that offer above-average opportunities
for capital appreciation in various countries and industries where economic and political factors, including currency
movements, are favorable to capital growth.
For purposes of pursuing the Fund’s investment goal, we
intend to enter into equity derivative instruments, including equity index futures contracts. We use these derivative
instruments for investment purposes, including for cash
management purposes and to generate income, to increase
liquidity and/or to adjust the Fund’s exposure to certain
equity markets in a more efficient or less expensive way.
Manager’s Discussion
As we pass the midway mark of 2022, we face one of the
greatest confluences of uncertainties impacting global
markets in decades. Major forces impacting risk assets
include rising global inflation and central bank tightening, increasing recession risks in major developed economies,
the war in Ukraine, Chinese business regulations and zero-
COVID policies, and broader deglobalization and onshoring
trends. Equity markets are being negatively impacted by
slowing consumer demand and confidence, increasing
costs and price inelasticity, peak profit margins, and general uncertainty around the depth and duration of the bear
market.
The MSCI ACWI ex USA Index declined more than 20%
off its highs by period-end, officially entering bear market territory. Leading the non-U.S. market lower were formerly
high-flying growth sectors and industries like information
technology (IT) and the media and entertainment segment of
communication services. In an historical context, these are
material declines, albeit ones we believe we have navigated
well. While material, it’s important to note that most of the selloff so far has resulted from what we view as well-justified price-to-earnings (P/E) contraction, not earnings declines.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
24
.
Geographic Composition
6/30/22
% of Total
Net Assets
Europe 63.5%
Asia 24.9%
North America 7.1%
Latin America & Caribbean 1.8%
Short-Term Investments & Other Net Assets 2.7%

International Equity Series

ftinstitutional.com
Semiannual Report
Within this challenging environment, we believe the Fund
has a better balance of quality, earnings growth and
valuation than the overall market and is well-positioned going forward. Encouragingly, the Fund performed better than its
benchmark for the six months under review.
Key contributors to relative performance were stock selection in the industrials sector, an overweighting and stock
selection in the energy sector, and an underweighting and
stock selection in the IT sector.
U.K.-based BAE Systems, one of the largest defense
contractors in the world, was the most significant industrials contributor for the period. Shares rose after the company
posted better-than-expected results due to strong order
growth, enhanced by favorable operating and financial
leverage that led to positive earnings revisions. The
conflict in Ukraine and heightened geopolitical uncertainty
have driven higher investment in global defense budgets,
and BAE has benefited from program increases in North
America, the U.K. and Australia. The backlog has been
growing for its Eurofighter combat aircrafts in both the Middle
East and Europe, and combat systems have also enjoyed
better-than-expected production. The stronger results and
above-average visibility for future growth has led to further valuation-multiple expansion.
Integrated oil multinationals TotalEnergies, BP and Shell
performed relatively well during the period as oil and gas
prices remained elevated on the back of the tight supply-
and-demand environment. Demand has risen significantly
from pandemic lows, while an underinvestment in supply
was due to previously low prices, capital discipline across
the industry and shareholder pressure. These factors,
combined with the invasion of Ukraine limiting Russian
supplies, have kept markets very tight, and oil prices have
risen. Overall, integrated oil companies are valued, in our
opinion, with free cash flow yields approaching 20% in some
cases (in the near term), the majority of which is being used to repurchase shares at discounted valuations, pay healthy
dividends to shareholders and reduce debt, all while keeping capital spending disciplined.
IT was the market’s worst-performing sector during the
period, and globally is down substantially from its highs at the end of last year. Semiconductors remained the sector’s
most cyclical industry and suffered amid growing concerns
that war in Europe and tighter monetary policy would
lead to a slowdown. However, we continue to favor select
chipmakers given their good exposure to long-term growth
trends tied to digitalization, energy efficiency and electric vehicles. In general, our valuation discipline and avoidance of what we view as overvalued (and often profitless) thematic stocks in the sector has continued to serve us well so far in
2022.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
In contrast, stock selection in the utilities, materials and consumer discretionary sectors detracted from relative
performance for the period.
E.ON, one of the largest utilities in Europe, was the largest detractor from returns in the utilities sector. Its primary
business is operating the electrical distribution network in
Germany. After a long period of corporate simplification,
E.ON is now executing well on its strategy to accelerate
growth in its German regulated asset base while at the same
time funding 5-10% dividend growth. However, E.ON is a
key player in the German power system (buying power to
sell on to retail and corporate customers), which is under
severe pressure given its reliance on Russian gas to power
homes, businesses and factories. E.ON is less adversely
exposed to natural gas price increases than industry peers
that are forced to secure natural gas at high spot prices to honor contractual obligations, and we believe it is relatively better positioned to pass on higher costs to customers. We
continue to monitor the potential impact of the energy crisis in Europe on E.ON pricing and sales volumes.
DS Smith, Europe’s second-largest box manufacturer, was
the largest detractor in the materials sector, with its shares weakening on macroeconomic and geopolitical uncertainties
and concerns over rising raw material prices. Looking
Portfolio Composition
6/30/22
% of Total
Net Assets
Banks 15.0%
Oil, Gas & Consumable Fuels 12.5%
Pharmaceuticals 8.8%
Semiconductors & Semiconductor Equipment 4.5%
Metals & Mining 4.4%
Multi-Utilities 4.3%
Diversified Telecommunication Services 3.9%
Automobiles 3.8%
Aerospace & Defense 2.8%
Technology Hardware, Storage & Peripherals 2.6%
Industrial Conglomerates 2.1%
Health Care Equipment & Supplies 2.1%
Household Durables 2.0%
Professional Services 1.9%
Other* 26.6%
Short-Term Investments & Other Net Assets 2.7%

International Equity Series

ftinstitutional.com
Semiannual Report
ahead, DS Smith’s high exposure to resilient end markets
should, in our view, provide demand stability in the case of an economic slowdown. In the medium term, we believe that
growth in the container and packaging industry is attractive, supported by e-commerce and a sustainability shift from
plastic.
In consumer discretionary, Sony Group’s shares
underperformed on investor concerns about growing
macroeconomic weakness. The company reported in-line
fiscal-year 2022 results, but concerns lingered about Sony’s need to invest more into its games business to remain
competitive in the gaming space, as well as its joint venture with Honda Motor (also a Fund holding) to develop electric
vehicles. We consider both issues transitory. In the longer
term, Sony has a collection of strong franchises that we
believe are well-positioned to benefit from secular growth
trends. It is an asset-rich conglomerate with latent value that we believe can be released as it continues to rationalize its business and improve shareholder returns.
Regionally, an overweighting and stock selection in the U.K.
and stock selection in the eurozone contributed to relative
performance for the period. We have significantly increased
exposure to the U.K. in recent quarters, as it represents
one of the cheapest developed markets in the world with
only modest dependence on foreign energy imports and
numerous companies generating a large proportion of their
revenues abroad.
Asia ex-Japan holdings hurt relative performance mainly
from the Fund not owning Chinese stocks. The Chinese
market rebounded strongly in the second half of the period
as policymakers eased financial conditions and offered some
indications that the regulatory crackdown on technology
companies was past its peak. We would consider re-entering
China should concrete evidence emerge that regulatory risks
have peaked. At the moment, however, uncertainty on the
subject makes it difficult to forecast earnings and manage
risk with any degree of conviction. The country’s zero-COVID policy means that large swathes of the economy are subject
to lockdown at a moment’s notice. The real estate market
is overleveraged and largely reliant on the largesse of the
government to prevent mass defaults. Consumer spending
is also beholden to government whims, with luxury goods
demand faltering in this previously important growth market
as policymakers crack down on perceived corruption. The
country’s designs on Taiwan and other disputed territories
around the South China Sea also elevate geopolitical risks
to levels that are difficult to calculate and forecast. China will remain a powerful economy with a fast-growing consumer
class, but political uncertainty and opacity have kept us on the sidelines for now.
Thank you for your continued participation in International
Equity Series. We look forward to serving your future
investment needs.
Antonio T. Docal, CFA
Lead Portfolio Manager
Peter A. Nori, CFA
Matthew R. Nagle, CFA
Heather Waddell, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
TotalEnergies SE 4.3%
Oil, Gas & Consumable Fuels, France
Shell plc 4.3%
Oil, Gas & Consumable Fuels, Netherlands
BP plc 3.9%
Oil, Gas & Consumable Fuels, United Kingdom
Deutsche Telekom AG 3.9%
Diversified Telecommunication Services,
Germany
BAE Systems plc 2.8%
Aerospace & Defense, United Kingdom
Lloyds Banking Group plc 2.7%
Banks, United Kingdom
Samsung Electronics Co. Ltd. 2.6%
Technology Hardware, Storage & Peripherals,
South Korea
Sumitomo Mitsui Financial Group, Inc. 2.6%
Banks, Japan
AstraZeneca plc 2.5%
Pharmaceuticals, United Kingdom
GSK plc 2.3%
Pharmaceuticals, United States

Performance Summary as of June 30, 2022
International Equity Series

ftinstitutional.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
3
Average Annual
Total Return
4
–
Primary
6-Month -13.29% -13.29%
1-Year -15.68% -15.68%
5-Year -0.47% -0.09%
10-Year +45.57% +3.83%
Service
6-Month -13.48% -13.48%
1-Year -15.84% -15.84%
5-Year -1.31% -0.26%
10-Year +43.27% +3.66%
See page 13 for Performance Summary footnotes.

International Equity Series
Performance Summary

ftinstitutional.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign investing involves special risks, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ small or midcap size and lesser liquidity. Because the Fund may invest in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Value securities may not increase in price as anticipated or may decline further in value. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union (see Note
1e in the Notes to Financial Statements section). Uncertainty exists with respect to future recognition of additional European Union tax reclaims. Total return would have been lower without recognition of such tax reclaims during the year ended 12/31/20.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
Primary 0.91% 0.95%
Service 1.06% 1.10%

Your Fund’s Expenses
International Equity Series

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
Primary $1,000 $1,132.90 $4.89 $1,020.21 $4.63 0.92%
Service $1,000 $1,134.80 $5.61 $1,019.54 $5.31 1.06%

ftinstitutional.com
Semiannual Report
ZTIF P1 08/22
SUPPLEMENT DATED AUGUST 10, 2022
TO THE PROSPECTUS DATED MAY 1, 2022
OF
INTERNATIONAL EQUITY SERIES
(a series of Templeton Institutional Funds)
The prospectus is amended as follows:
I. The portfolio management team under the “FUND SUMMARY – Portfolio Managers” section in the prospectus is replaced with the following:
Portfolio Managers
Peter A. Nori, CFA
Executive Vice President/Portfolio Manager-Research Analyst of Investment Counsel and portfolio manager of the Fund since 1999.
Matthew R. Nagle, CFA
Portfolio Manager of Investment Counsel and portfolio manager of the Fund since 2018.
Heather Waddell, CFA
Senior Vice President/Portfolio Manager-Research Analyst of Investment Counsel and portfolio manager of the
Fund since March 2022.
II. The portfolio management team under the “Fund Details – Management” section in the prospectus is replaced with the following:
The Fund is managed by a team of dedicated professionals focused on investments in foreign markets. The portfolio managers of the Fund are as follows:
Peter A. Nori, CFA Executive Vice President/Portfolio Manager-Research Analyst of Investment Counsel
Mr. Nori has been a portfolio manager of the Fund since 1999 and lead portfolio manager since August 2022.
He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the
Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in 1987.
Matthew R. Nagle, CFA Portfolio Manager of Investment Counsel
Mr. Nagle has been a portfolio manager of the Fund since 2018, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 2003.
Heather Waddell, CFA Senior Vice President/Portfolio Manager - Research Analyst of Investment
Counsel Ms. Waddell has been a portfolio manager of the Fund since March 2022, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin
Templeton in 1996.
CFA
®
and Chartered Financial Analyst
®
are trademarks owned by CFA Institute.
Please keep this supplement with your prospectus for future reference.

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.80 $23.03 $21.40 $17.96 $25.08 $19.93
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.28 0.17 0.30 0.37 0.30
Net realized and unrealized gains (losses) (5.41) 2.07 1.74 3.79 (4.97) 6.49
Total from investment operations ........ (5.26) 2.35 1.91 4.09 (4.60) 6.79
Less distributions from:
Net investment income .............. — (0.28) (0.22) (0.37) (0.21) (0.68)
Net realized gains ................. — (3.30) (0.06) (0.28) (2.31) (0.96)
Total distributions ................... — (3.58) (0.28) (0.65) (2.52) (1.64)
Net asset value, end of period .......... $16.54 $21.80 $23.03 $21.40 $17.96 $25.08
Total return
c
....................... (24.08)% 10.72% 8.95% 22.86% (18.48)% 34.18%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.04% 1.04% 1.02% 1.01% 0.99%
Expenses net of waiver and payments by
affiliates .......................... 1.04%
e
1.04%
e
1.03% 1.02%
e
1.00%
f
0.98%
f
Net investment income ............... 1.55% 1.13% 0.87% 1.48% 1.54% 1.28%
Supplemental data
Net assets, end of period (000’s) ........ $512,062 $739,717 $725,098 $782,971 $739,576 $1,040,180
Portfolio turnover rate ................ 6.70% 31.09% 34.89% 39.48% 34.10% 25.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Institutional Funds
Schedule of Investments (unaudited), June 30, 2022
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 96.5%
Austria 1.7%
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 88,251 $ 4,742,156
a,b
DO & CO AG ................... Commercial Services & Supplies 44,748 3,764,347
8,506,503
Bahamas 1.0%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 736,605 5,281,458
Belgium 3.9%
Barco NV ...................... Electronic Equipment, Instruments &
Components 384,840 8,115,530
Fagron ........................ Health Care Providers & Services 397,990 6,450,878
a
Kinepolis Group NV .............. Entertainment 111,342 5,359,737
19,926,145
Brazil 2.4%
Camil Alimentos SA ............... Food Products 3,066,500 5,765,398
a
M Dias Branco SA ................ Food Products 1,264,700 6,306,947
12,072,345
Canada 3.5%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 126,300 2,278,345
Canadian Western Bank ........... Banks 405,560 8,201,310
Computer Modelling Group Ltd. ...... Energy Equipment & Services 1,061,104 4,006,344
North West Co., Inc. (The) .......... Food & Staples Retailing 123,700 3,199,171
17,685,170
China 3.8%
Greatview Aseptic Packaging Co. Ltd. . Containers & Packaging 4,562,900 913,272
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 1,592,500 1,826,824
c
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 564,000 2,991,397
a,b,c
Viva Biotech Holdings, 144A, Reg S .. Life Sciences Tools & Services 8,997,000 3,126,566
b
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 5,739,344 10,399,228
19,257,287
Denmark 0.5%
Matas A/S ...................... Specialty Retail 252,675 2,638,033
Finland 3.2%
Anora Group OYJ ................ Beverages 564,555 4,578,962
Fiskars OYJ Abp ................. Household Durables 190,477 3,581,301
Huhtamaki OYJ .................. Containers & Packaging 210,874 8,388,446
16,548,709
France 0.3%
Beneteau SA .................... Leisure Products 128,986 1,309,534
Germany 6.1%
Adesso SE ..................... IT Services 22,333 3,435,879
a,b
flatexDEGIRO AG ................ Capital Markets 242,182 2,314,932
b
Gerresheimer AG ................ Life Sciences Tools & Services 79,240 5,176,295
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 241,995 5,443,030
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 260,064 4,022,735
Rational AG .................... Machinery 8,080 4,710,335
Stabilus SE ..................... Machinery 118,285 5,813,715

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Germany (continued)
a
VIA Optronics AG, ADR ............ Electronic Equipment, Instruments &
Components 269,509 $ 571,359
31,488,280
Greece 0.8%
JUMBO SA ..................... Specialty Retail 296,860 4,321,744
Hong Kong 2.5%
Techtronic Industries Co. Ltd. ....... Machinery 133,000 1,388,798
Value Partners Group Ltd. .......... Capital Markets 11,218,000 4,234,521
VTech Holdings Ltd. .............. Communications Equipment 944,800 7,440,283
13,063,602
Indonesia 0.9%
XL Axiata Tbk. PT ................ Wireless Telecommunication Services 25,608,700 4,479,550
Israel 1.7%
a
Max Stock Ltd. .................. Multiline Retail 1,340,121 2,661,486
a
RADA Electronic Industries Ltd. ...... Aerospace & Defense 635,800 5,874,792
8,536,278
Italy 7.0%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 77,568 3,503,306
Interpump Group SpA ............. Machinery 190,678 7,300,405
MARR SpA ..................... Food & Staples Retailing 295,251 4,076,606
Sanlorenzo SpA ................. Leisure Products 281,560 9,462,702
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 578,864 3,857,580
c
Technogym SpA, 144A, Reg S ...... Leisure Products 1,192,656 7,798,091
35,998,690
Japan 19.9%
Anicom Holdings, Inc. ............. Insurance 705,200 3,366,930
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 447,400 8,101,946
Bunka Shutter Co. Ltd. ............ Building Products 401,600 2,953,925
Dowa Holdings Co. Ltd. ............ Metals & Mining 79,000 2,615,039
en Japan, Inc. ................... Professional Services 165,900 2,173,809
Fuji Oil Holdings, Inc. ............. Food Products 324,400 5,126,078
Glory Ltd. ...................... Machinery 244,700 3,691,614
Hosokawa Micron Corp. ........... Machinery 149,500 2,867,543
Idec Corp. ...................... Electrical Equipment 235,300 4,858,678
IDOM, Inc. ..................... Specialty Retail 849,000 4,683,619
Meitec Corp. .................... Professional Services 539,100 8,689,130
Morinaga & Co. Ltd. .............. Food Products 62,100 1,989,496
Nichiha Corp. ................... Building Products 303,900 5,902,978
Nihon Parkerizing Co. Ltd. .......... Chemicals 305,200 2,009,088
Nissei ASB Machine Co. Ltd. ........ Machinery 178,200 4,641,765
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 522,900 5,430,913
Shima Seiki Manufacturing Ltd. ...... Machinery 459,400 7,078,792
Square Enix Holdings Co. Ltd. ....... Entertainment 58,700 2,605,023
TechnoPro Holdings, Inc. .......... Professional Services 323,000 6,482,730
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 406,700 5,317,774
Tsubakimoto Chain Co. ............ Machinery 128,300 2,874,842
Tsumura & Co. .................. Pharmaceuticals 373,800 8,405,868
101,867,580
Netherlands 1.3%
c
Flow Traders, 144A, Reg S ......... Capital Markets 235,894 6,767,471

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Norway 2.1%
a,b
PhotoCure ASA .................. Pharmaceuticals 441,918 $ 4,613,339
TGS ASA ...................... Energy Equipment & Services 452,729 6,356,687
10,970,026
Philippines 0.9%
a
Century Pacific Food, Inc. .......... Food Products 11,227,200 4,489,248
South Korea 2.3%
BNK Financial Group, Inc. .......... Banks 703,065 3,674,526
DGB Financial Group, Inc. .......... Banks 943,393 5,579,515
Kyung Dong Navien Co. Ltd. ........ Building Products 73,113 2,291,304
11,545,345
Spain 0.6%
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 113,180 3,341,311
Sweden 3.8%
Cloetta AB, B ................... Food Products 494,430 1,015,563
c
Dometic Group AB, 144A .......... Auto Components 717,546 4,232,573
Electrolux Professional AB, B ....... Machinery 770,413 4,141,904
Granges AB .................... Metals & Mining 706,193 5,304,908
c
Thule Group AB, 144A, Reg S ....... Leisure Products 191,923 4,747,539
19,442,487
Switzerland 4.0%
Bucher Industries AG ............. Machinery 20,759 7,247,010
a,b
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 84,906 4,456,665
Logitech International SA .......... Technology Hardware, Storage & Peripherals 49,400 2,571,764
a
Siegfried Holding AG .............. Life Sciences Tools & Services 8,691 5,566,796
a,b
Zur Rose Group AG .............. Food & Staples Retailing 8,469 636,447
20,478,682
Taiwan 10.2%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 2,660,037 6,632,417
Giant Manufacturing Co. Ltd. ........ Leisure Products 592,482 4,790,169
Johnson Health Tech Co. Ltd. ....... Leisure Products 1,891,000 3,474,788
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 5,830,000 7,857,506
Merida Industry Co. Ltd. ........... Leisure Products 702,000 6,032,627
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 755,000 3,363,496
Nien Made Enterprise Co. Ltd. ...... Household Durables 418,000 4,126,456
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 2,445,000 5,089,024
Shin Zu Shing Co. Ltd. ............ Machinery 1,010,000 2,780,668
Topkey Corp. ................... Leisure Products 704,000 3,048,053
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,354,000 5,080,952
52,276,156
Thailand 0.9%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 4,061,200 4,711,797
United Kingdom 9.6%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 3,760,058 2,855,792
Greggs plc ..................... Hotels, Restaurants & Leisure 201,723 4,466,153
c
Ibstock plc, 144A, Reg S ........... Construction Materials 2,938,324 5,918,900
a
Johnson Service Group plc ......... Commercial Services & Supplies 1,910,765 2,315,938

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Man Group plc .................. Capital Markets 3,414,802 $ 10,422,764
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 190,914 4,644,360
Pagegroup plc .................. Professional Services 979,200 4,795,347
Rathbones Group plc ............. Capital Markets 306,358 7,241,103
VIDENDUM plc .................. Household Durables 27,500 441,450
a,c
Watches of Switzerland Group plc, 144A Specialty Retail 628,482 5,954,797
49,056,604
United States 1.6%
Axis Capital Holdings Ltd. .......... Insurance 59,230 3,381,441
a
IMAX Corp. ..................... Entertainment 294,200 4,969,038
8,350,479
Total Common Stocks (Cost $483,493,295) .....................................
494,410,514
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 202,835 237,317
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 59,949 70,140
307,457
Total Warrants (Cost $221,371) ................................................
307,457
Total Long Term Investments (Cost $483,714,666) ...............................
494,717,971
Short Term Investments 3.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 2.0%
United States 2.0%
d
FHLB, 7/01/22 .................. 10,100,000 10,100,000
Total U.S. Government and Agency Securities (Cost $10,100,000) .................
10,100,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 1.0%
Money Market Funds 1.0%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 5,299,557 5,299,557
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$5,299,557) .................................................................
5,299,557
a a a a a
Total Short Term Investments (Cost $15,399,557 ) ................................
15,399,557
a a a
Total Investments (Cost $499,114,223) 99.6% ...................................
$510,117,528
Other Assets, less Liabilities 0.4% .............................................
1,944,238
Net Assets 100.0% ...........................................................
$512,061,766
a a a
See Abbreviations on page 43 .

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2022. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $47,386,893, representing 9.3% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 1(d) regarding securities on loan.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Primary Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.96 $15.22 $15.54 $14.87 $21.99 $18.65
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.26 1.03
c
0.64 0.42 0.45
Net realized and unrealized gains (losses) (1.74) 0.55 (0.32) 1.06 (3.66) 3.81
Total from investment operations ........ (1.59) 0.81 0.71 1.70 (3.24) 4.26
Less distributions from:
Net investment income .............. — (1.46) (0.67) (1.02) (0.42) (0.64)
Net realized gains ................. — (2.61) (0.36) (0.01) (3.46) (0.28)
Total distributions ................... — (4.07) (1.03) (1.03) (3.88) (0.92)
Net asset value, end of period .......... $10.37 $11.96 $15.22 $15.54 $14.87 $21.99
Total return
d
....................... (13.29)% 5.75% 5.30% 11.57% (14.87)% 22.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.94% 0.87% 0.82% 0.80% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.92% 0.91% 0.84% 0.82%
f
0.80%
f,g
0.78%
f
Net investment income ............... 2.65% 1.64% 7.51%
c
4.13% 1.98% 2.13%
Supplemental data
Net assets, end of period (000’s) ........ $213,803 $386,291 $447,139 $1,695,980 $2,785,308 $4,412,494
Portfolio turnover rate ................ 21.22% 44.73% 89.34% 36.83%
h
25.60%
h
16.39%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.77 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Service Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.24 $15.48 $15.79 $14.97 $22.07 $18.72
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.24 1.17
c
0.98 0.38 0.39
Net realized and unrealized gains (losses) (1.75) 0.58 (0.47) 0.70 (3.66) 3.85
Total from investment operations ........ (1.65) 0.82 0.70 1.68 (3.28) 4.24
Less distributions from:
Net investment income .............. — (1.45) (0.65) (0.85) (0.36) (0.61)
Net realized gains ................. — (2.61) (0.36) (0.01) (3.46) (0.28)
Total distributions ................... — (4.06) (1.01) (0.86) (3.82) (0.89)
Net asset value, end of period .......... $10.59 $12.24 $15.48 $15.79 $14.97 $22.07
Total return
d
....................... (13.48)% 5.69% 5.16% 11.34% (15.01)% 22.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.04% 1.01% 0.97% 0.95% 0.93%
Expenses net of waiver and payments by
affiliates .......................... 1.06% 1.00% 0.98% 0.97%
f
0.95%
f,g
0.93%
f
Net investment income ............... 1.68% 1.52% 8.42%
c
3.98% 1.83% 1.98%
Supplemental data
Net assets, end of period (000’s) ........ $130 $521 $448 $700 $5,375 $14,164
Portfolio turnover rate ................ 21.22% 44.73% 89.34% 36.83%
h
25.60%
h
16.39%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.78 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Schedule of Investments (unaudited), June 30, 2022
International Equity Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 97.3%
Belgium 1.7%
Anheuser-Busch InBev SA/NV ...... Beverages 66,905 $ 3,602,793
Brazil 1.8%
Wheaton Precious Metals Corp. ..... Metals & Mining 108,181 3,897,945
Canada 2.9%
Barrick Gold Corp. ............... Metals & Mining 138,000 2,441,220
GFL Environmental, Inc. ........... Commercial Services & Supplies 144,500 3,728,100
6,169,320
China 1.2%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 17,296 2,560,327
France 10.9%
Cie de Saint-Gobain .............. Building Products 39,392 1,702,017
Danone SA ..................... Food Products 71,802 4,020,877
Eiffage SA ...................... Construction & Engineering 41,140 3,721,347
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 175,767 9,251,400
a
Veolia Environnement SA .......... Multi-Utilities 187,554 4,597,351
23,292,992
Germany 14.5%
adidas AG ...................... Textiles, Apparel & Luxury Goods 11,649 2,069,125
Bayer AG ...................... Pharmaceuticals 42,191 2,519,374
Continental AG .................. Auto Components 50,950 3,575,947
Deutsche Boerse AG .............. Capital Markets 24,341 4,087,310
Deutsche Telekom AG ............. Diversified Telecommunication Services 417,690 8,307,148
E.ON SE ....................... Multi-Utilities 535,554 4,510,797
b
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 61,683 3,090,239
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 114,111 2,775,677
30,935,617
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 110,009 1,990,673
Ireland 3.2%
CRH plc ....................... Construction Materials 103,467 3,570,353
a
ICON plc ....................... Life Sciences Tools & Services 14,900 3,228,830
6,799,183
Japan 13.7%
Hitachi Ltd. ..................... Industrial Conglomerates 95,000 4,518,324
Honda Motor Co. Ltd. ............. Automobiles 165,200 3,982,420
Isuzu Motors Ltd. ................ Automobiles 367,800 4,067,628
Komatsu Ltd. ................... Machinery 164,300 3,657,822
Sony Group Corp. ................ Household Durables 52,300 4,264,634
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 101,500 3,146,359
Sumitomo Mitsui Financial Group, Inc. . Banks 188,000 5,587,289
29,224,476
Netherlands 6.3%
ING Groep NV .................. Banks 425,404 4,190,712
Shell plc ....................... Oil, Gas & Consumable Fuels 354,644 9,234,399
13,425,111
Singapore 1.9%
United Overseas Bank Ltd. ......... Banks 214,700 4,055,995

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 4.9%
KB Financial Group, Inc. ........... Banks 74,524 $ 2,803,508
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 126,793 5,633,768
Shinhan Financial Group Co. Ltd. .... Banks 75,039 2,167,580
10,604,856
Spain 1.4%
Red Electrica Corp. SA ............ Electric Utilities 163,977 3,103,868
Switzerland 1.9%
Adecco Group AG ................ Professional Services 121,013 4,125,357
Taiwan 2.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 268,492 4,303,744
Thailand 1.2%
Kasikornbank PCL ............... Banks 579,700 2,477,615
United Kingdom 22.7%
AstraZeneca plc ................. Pharmaceuticals 39,977 5,272,971
BAE Systems plc ................ Aerospace & Defense 601,974 6,093,380
BP plc ......................... Oil, Gas & Consumable Fuels 1,788,932 8,398,541
Compass Group plc .............. Hotels, Restaurants & Leisure 133,400 2,738,437
DS Smith plc .................... Containers & Packaging 887,082 3,003,895
a
Informa plc ..................... Media 363,950 2,350,954
a,b
International Consolidated Airlines
Group SA ..................... Airlines 1,560,685 2,052,724
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 42,056 660,812
Lloyds Banking Group plc .......... Banks 11,347,221 5,837,262
Smith & Nephew plc .............. Health Care Equipment & Supplies 317,782 4,443,383
Standard Chartered plc ............ Banks 646,912 4,882,993
a
WH Smith plc ................... Specialty Retail 165,954 2,852,180
48,587,532
United States 4.2%
GSK plc ....................... Pharmaceuticals 228,104 4,915,198
Roche Holding AG ............... Pharmaceuticals 11,932 3,989,493
8,904,691
Total Common Stocks (Cost $186,673,515) .....................................
208,062,095
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $186,673,515) ...............................
208,062,095

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.1%
United States 2.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 4,404,233 $ 4,404,233
Total Money Market Funds (Cost $4,404,233) ...................................
4,404,233
g
Investments from Cash Collateral Received for Loaned
Securities 1.0%
Money Market Funds 1.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 2,189,708 2,189,708
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$2,189,708) .................................................................
2,189,708
a a a a a
Total Short Term Investments (Cost $6,593,941 ) .................................
6,593,941
a a a
Total Investments (Cost $193,267,456) 100.4% ..................................
$214,656,036
Other Assets, less Liabilities (0.4)% ...........................................
(723,268)
Net Assets 100.0% ...........................................................
$213,932,768
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2022. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the value of this security was
$660,812, representing 0.3% of net assets.
d
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding securities on loan.

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 1,856,600 9/16/22 $ (9,431)
Total Futures Contracts ...................................................................... $(9,431)
*
As of period end.
See Note 6 regarding other derivative information.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $493,814,666 $186,673,515
Cost - Non-controlled affiliates (No te 3d) ....................................... 5,299,557 6,593,941
Value - Unaffiliated issuers (Includes securities loaned of $18,456,173 and $2,075,335 respectively) ............................................................ $504,817,971 $208,062,095
Value - Non-controlled affiliates (Not e 3d) ...................................... 5,299,557 6,593,941
Cash ................................................................... 6,718,145 —
Foreign currency, at value (cost $22 and $157 respectively) .......................... 22 154
Receivables:
Investment securities sold .................................................. 79,351 50,209
Capital shares sold ....................................................... 48,204 23,012
Dividends .............................................................. 1,577,455 3,759,511
European Union tax reclaims (Note 1 e ) ........................................ — 475,618
Deposits with brokers for:
Futures contracts ....................................................... — 110,117
Total assets ......................................................... 518,540,705 219,074,657
Liabilities:
Payables:
Investment securities purchased ............................................. 207,400 164
Capital shares redeemed .................................................. 377,482 74,510
Management fees ........................................................ 430,894 138,787
Transfer agent fees ....................................................... 7,291 9,446
Trustees' fees and expenses ................................................ 25,293 86,720
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............ — 2,240,021
Variation margin on futures contracts .......................................... — 7,797
Payable upon return of securities loaned (Note 1 d ) ................................. 5,299,557 2,189,708
Accrued expenses and other liabilities .......................................... 131,022 394,736
Total liabilities ........................................................ 6,478,939 5,141,889
Net assets, at value ................................................ $512,061,766 $213,932,768
Net assets consist of:
Paid-in capital ............................................................ $492,267,076 $176,353,482
Total distributable earnings (losses) ............................................ 19,794,690 37,579,286
Net assets, at value ................................................ $512,061,766 $213,932,768
Shares outstanding ........................................................ 30,949,511
Net asset value per share ................................................... $16.54
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $213,802,730
Shares outstanding ........................................................................ 20,624,986
Net asset value per share ................................................................... $10.37
Service Shares:
Net assets, at value ....................................................................... $130,038
Shares outstanding ........................................................................ 12,276
Net asset value per share ................................................................... $10.59

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2022 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $994,692 and $592,912, respectively)
Unaffiliated issuers ....................................................... $7,862,357 $5,878,201
Non-controlled affiliates (Not e 3d) ............................................ — 6,210
Interest:
Unaffiliated issuers ....................................................... 22,355 112
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 41,527 3,237
Non-controlled affiliates (Note 3 d ) ............................................ 4,271 1,603
Other income (Note 1 e ) ..................................................... 2,604 —
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ......... — (40,485)
Total investment income .................................................. 7,933,114 5,848,878
Expenses:
Management fees (Note 3 a ) .................................................. 2,909,689 1,269,144
Transfer agent fees: (Note 3c )
    Primary Shares ......................................................... — 50,595
    Service Shares ......................................................... — 114
Transfer agent fees (Note 3 c ) ................................................. 78,218 —
Sub-transfer agent fees: (Note 3c )
    Service Shares ......................................................... — 147
Custodian fees ........................................................... 39,374 8,119
Reports to shareholders fees ................................................. 12,330 15,246
Registration and filing fees ................................................... 17,881 22,653
Professional fees .......................................................... 57,901 101,958
Trustees' fees and expenses ................................................. 22,776 2,073
Other ................................................................... 40,296 111,037
Total expenses ........................................................ 3,178,465 1,581,086
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (1,441) (67,727)
Net expenses ........................................................ 3,177,024 1,513,359
Net investment income ............................................... 4,756,090 4,335,519
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 10,877,635 15,943,265
Foreign currency transactions ............................................... (204,463) (211,740)
Futures contracts ........................................................ — (552,999)
Net realized gain (loss) ................................................. 10,673,172 15,178,526
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (187,108,017) (58,309,487)
Translation of other assets and liabilities denominated in foreign currencies ............. (17,995) (235,330)
Futures contracts ........................................................ — (47,300)
Net change in unrealized appreciation (depreciation) ........................... (187,126,012) (58,592,117)
Net realized and unrealized gain (loss) ........................................... (176,452,840) (43,413,591)
Net increase (decrease) in net assets resulting from operations ......................... $(171,696,750) $(39,078,072)

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller Companies Series International Equity Series
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,756,090 $8,456,771 $4,335,519 $7,395,973
Net realized gain (loss) ............ 10,673,172 105,168,552 15,178,526 38,871,211
Net change in unrealized appreciation
(depreciation) ................. (187,126,012) (37,526,164) (58,592,117) (19,828,202)
Net increase (decrease) in net
assets resulting from operations . (171,696,750) 76,099,159 (39,078,072) 26,438,982
Distributions to shareholders:
Primary Shares .................. — — — (110,460,144)
Service Shares .................. — — — (166,811)
Distributions to shareholders ......... — (105,430,343) — —
Total distributions to shareholders ..... — (105,430,343) — (110,626,955)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (133,429,576) 23,198,093
Service Shares .................. — — (371,635) 215,336
Capital share transactions (Note 2 ) ..... (55,958,874) 43,950,886 — —
Total capital share transactions ....... (55,958,874) 43,950,886 (133,801,211) 23,413,429
Net increase (decrease) in net
assets ..................... (227,655,624) 14,619,702 (172,879,283) (60,774,544)
Net assets:
Beginning of period ................ 739,717,390 725,097,688 386,812,051 447,586,595
End of period ..................... $512,061,766 $739,717,390 $213,932,768 $386,812,051

Templeton Institutional Funds

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Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). International
Equity Series offers Primary Shares and Service Shares.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value

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Notes to Financial Statements (unaudited)

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at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
equity price risk. A futures contract is an agreement between the Funds and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Funds, and the daily change in fair value is
accounted for as a variation margin payable or receivable.
See Note 6 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Funds receive collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, the
Foreign Smaller Companies Series and International Equity
Series held $15,134,752 and $134,960, respectively in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Funds may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Funds bear the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Funds in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. International
Equity Series determined to enter into a closing agreement
with the IRS and recorded the estimated payments as
a reduction to income, as reflected in the Statements of
Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
1. Organization and Significant Accounting Policies
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Funds invest.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

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Notes to Financial Statements (unaudited)

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2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Six Months ended June 30, 2022
Shares sold ................................... 2,633,223 $49,796,291
Shares redeemed ............................... (5,619,986) (105,755,165)
Net increase (decrease) .......................... (2,986,763) $(55,958,874)
Year ended December 31, 2021
Shares sold ................................... 4,047,399 $101,195,141
Shares issued in reinvestment of distributions .......... 4,379,342 92,550,331
Shares redeemed ............................... (5,981,276) (149,794,586)
Net increase (decrease) .......................... 2,445,465 $43,950,886
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Six Months ended June 30, 2022
Shares sold ................................... 2,982,543 $35,629,158
Shares redeemed ............................... (14,646,650) (169,058,734)
Net increase (decrease) .......................... (11,664,107) $(133,429,576)
Year ended December 31, 2021
Shares sold ................................... 4,888,882 $77,425,011
Shares issued in reinvestment of distributions .......... 7,487,110 94,340,837
Shares redeemed ............................... (9,461,057) (148,567,755)
Net increase (decrease) .......................... 2,914,935 $23,198,093
Service Shares
Service Shares:
Six Months ended June 30, 2022
Shares sold ................................... 2,849 $36,509
Shares redeemed ............................... (33,164) (408,144)
Net increase (decrease) .......................... (30,315) $(371,635)
Year ended December 31, 2021
Shares sold ................................... 19,254 $316,394
Shares issued in reinvestment of distributions .......... 12,776 166,811
Shares redeemed ............................... (18,345) (267,869)
Net increase (decrease) .......................... 13,685 $215,336

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
International Equity Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign Smaller Companies
Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $1 billion
0.930% Over $1 billion, up to and including $5 billion
0.910% Over $5 billion, up to and including $10 billion
0.890% Over $10 billion, up to and including $15 billion
0.870% Over $15 billion, up to and including $20 billion
0.850% In excess of $20 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $1 billion
0.755% Over $1 billion, up to and including $5 billion
0.735% Over $5 billion, up to and including $10 billion
0.715% Over $10 billion, up to and including $15 billion
0.695% Over $15 billion, up to and including $20 billion
0.675% In excess of $20 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%

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b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets.
For the period ended June 30, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series’ Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2022, investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $77,667 $46,626 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $9,593,212 $61,440,487 $(65,734,142) $— $— $5,299,557 5,299,557 $4,271
Total Affiliated Securities ... $9,593,212 $61,440,487 $(65,734,142) $— $— $5,299,557 $4,271
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, International Equity Series deferred post-October capital losses of
$1,722,185.
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, foreign currency transactions and wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 5,153,549 $ 80,977,870 $ (81,727,186) $ — $ — $ 4,404,233 4,404,233 $ 6,210
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $14,409,702 $(12,219,994) $— $— $2,189,708 2,189,708 $1,603
Total Affiliated Securities ... $5,153,549 $95,387,572 $(93,947,180) $— $— $6,593,941 $7,813
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $508,782,029 $201,753,409
Unrealized appreciation ..................... $97,042,706 $39,993,897
Unrealized depreciation ..................... (95,707,207) (27,100,701)
Net unrealized appreciation (depreciation) ....... $1,335,499 $12,893,196
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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Notes to Financial Statements (unaudited)

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, were as follows:
At June 30, 2022, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $39,834,919 $66,303,816
Sales .................................. $80,170,671 $193,780,160
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $5,299,557 $2,189,708
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 9,431
a
Total .................... $— $9,431
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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For the period ended June 30, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of futures contracts was $2,107,357.
See Note 1(c) regarding derivative financial instruments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $(552,999) Futures contracts $(47,300)
Total ....................... $(552,999) $(47,300)
6. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2022, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ — $ 8,506,503 $ — $ 8,506,503
Bahamas ............................. 5,281,458 — — 5,281,458
Belgium .............................. — 19,926,145 — 19,926,145
Brazil ................................ 12,072,345 — — 12,072,345
Canada .............................. 17,685,170 — — 17,685,170
China ............................... — 19,257,287 — 19,257,287
Denmark ............................. — 2,638,033 — 2,638,033
Finland .............................. 4,578,962 11,969,747 — 16,548,709
France ............................... — 1,309,534 — 1,309,534
Germany ............................. 571,359 30,916,921 — 31,488,280
Greece .............................. — 4,321,744 — 4,321,744
Hong Kong ........................... — 13,063,602 — 13,063,602
Indonesia ............................ — 4,479,550 — 4,479,550
Israel ................................ 5,874,792 2,661,486 — 8,536,278
Italy ................................. — 35,998,690 — 35,998,690
Japan ............................... — 101,867,580 — 101,867,580
Netherlands ........................... — 6,767,471 — 6,767,471
Norway .............................. — 10,970,026 — 10,970,026
Philippines ............................ 4,489,248 — — 4,489,248
South Korea .......................... — 11,545,345 — 11,545,345
Spain ................................ — 3,341,311 — 3,341,311
Sweden .............................. 4,141,904 15,300,583 — 19,442,487
Switzerland ........................... 2,571,764 17,906,918 — 20,478,682
Taiwan ............................... — 52,276,156 — 52,276,156
10. Credit Facility
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series (continued)
Assets:
Investments in Securities:
Common Stocks:
Thailand ............................. $ — $ 4,711,797 $ — $ 4,711,797
United Kingdom ........................ 7,241,103 41,815,501 — 49,056,604
United States .......................... 8,350,479 — — 8,350,479
Warrants .............................. 307,457 — — 307,457
Short Term Investments ................... 5,299,557 10,100,000 — 15,399,557
Total Investments in Securities ........... $78,465,598 $431,651,930
a
$— $510,117,528
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 3,602,793 — 3,602,793
Brazil ................................ 3,897,945 — — 3,897,945
Canada .............................. 6,169,320 — — 6,169,320
China ............................... 2,560,327 — — 2,560,327
France ............................... — 23,292,992 — 23,292,992
Germany ............................. — 30,935,617 — 30,935,617
Hungary ............................. — 1,990,673 — 1,990,673
Ireland ............................... 3,228,830 3,570,353 — 6,799,183
Japan ............................... — 29,224,476 — 29,224,476
Netherlands ........................... — 13,425,111 — 13,425,111
Singapore ............................ — 4,055,995 — 4,055,995
South Korea .......................... — 10,604,856 — 10,604,856
Spain ................................ — 3,103,868 — 3,103,868
Switzerland ........................... — 4,125,357 — 4,125,357
Taiwan ............................... — 4,303,744 — 4,303,744
Thailand ............................. — 2,477,615 — 2,477,615
United Kingdom ........................ — 48,587,532 — 48,587,532
United States .......................... — 8,904,691 — 8,904,691
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 6,593,941 — — 6,593,941
Total Investments in Securities ........... $22,450,363 $192,205,673
c
$— $214,656,036
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 9,431 $ — $ — $ 9,431
a
Includes foreign securities valued at $421,551,930, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes securities determined to have no value at June 30, 2022.
c
Includes foreign securities valued at $192,205,673, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
12. New Accounting Pronouncements
(continued)

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Shareholder Information

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Board Approval of Investment
Management Agreements
TEMPLETON INSTITUTIONAL FUNDS
Foreign Smaller Companies Series
International Equity Series
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Templeton
Institutional Funds (Trust), including a majority of the
trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of each Fund,
and an investment sub-advisory agreement between TICL
and Franklin Templeton Investments Corp. (Sub-Adviser),
an affiliate of TICL, on behalf of the Foreign Smaller
Companies Series, for an additional one-year period (each
a Management Agreement). The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate. TICL and the Sub-Adviser are each referred to
herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Managers by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; then met with
senior leadership regarding the performance of the global
equity funds, as well as expected enhancements to the
Templeton Global Equity Group leadership; and last met
with management to request additional information that
the Independent Trustees reviewed and considered at
the Meeting. The Board later had an opportunity for an
expanded discussion with the leadership of the Templeton
Global Equity Group to hear about strategies to deliver
improved investment returns to shareholders. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature,
extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii)
the costs of the services provided and profits realized by
each Manager and its affiliates from the relationship with
each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds. The
Board noted management’s continued focus on enhancing
the leadership of the Templeton Global Equity Group

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and commitment to providing the resources important to
delivering sustainable returns. The Board also acknowledged
the ongoing integration of the Legg Mason family of funds
into the FT family of funds and developing strategies to
address areas of heightened concern in the mutual fund
industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in a Performance Universe.
The Board also considered the performance returns for
the Foreign Smaller Companies Series in comparison
to the performance returns of a customized peer group
(Performance Customized Peer Group) selected by TICL.
The Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Foreign Smaller Companies Series - The Performance
Universe for the Fund included the Fund and all retail and
institutional international small-/mid-cap growth funds. The
Performance Customized Peer Group for the Fund included
funds that are value style and have 80% of the portfolio
market value invested in non-US securities with a market
capitalization of less than $4 billion. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board discussed the performance of the
Fund with management and management explained that
Broadridge has categorized the Fund in Broadridge’s growth
category, whereas management’s investment process
focuses on longer-term valuations. Management also
explained that the foregoing is the reason management
asked Broadridge to include the Performance Customized
Peer Group, which is comprised of 15 funds, 14 of which
have a value style. Management noted that the Fund’s
performance had recently improved, ranking in the 18
th
percentile of the Performance Universe for the one-month
period ended January 31, 2022. The Board noted that,
while the Fund’s annualized total return was below the
median of its Performance Universe for each reporting
period and below the median of its Performance Customized
Peer Group for the one- and three-year periods, the
Fund’s annualized total return was above the median of
its Performance Customized Peer Group for the five- and
10-year periods and exceeded 8.25% for each reporting
period. Management then discussed with the Board the
actions that are being taken in an effort to improve the
performance of the Fund and the global equity funds as a
whole. Management specifically highlighted the strategic
initiatives being undertaken in the Templeton Global Equity
Group, including enhancements to the leadership of the
group and the commitment of additional resources important
to delivering sustainable returns. The Board concluded that
the Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
International Equity Series - The Performance Universe for
the Fund included the Fund and all retail and institutional
international large-cap value funds. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board discussed the performance of the
Fund with management and management explained that
the Performance Universe for the Fund, which has a value
discipline, was not directly comparable to the Fund as
the Performance Universe includes funds more skewed
toward the growth style, which has negatively impacted
the Fund’s relative returns during longer-term periods of
outperformance of growth investing strategies over value
investing strategies. Management further explained that, on
average, the Fund has had a larger allocation to the energy
sector and a smaller allocation to the industrials sector as compared to peers, noting that the energy sector was one
of the worst performing sectors and the industrials sector

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was one of the top performing sectors for the 3- and 5-year periods. Management then discussed with the Board the
actions that are being taken in an effort to improve the
performance of the Fund and the global equity funds as a
whole. Management specifically highlighted the strategic
initiatives being undertaken in the Templeton Global Equity
Group, including enhancements to the leadership of the
group and the commitment of additional resources important
to delivering sustainable returns. The Board concluded that
the Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for: (i) Primary shares for the International Equity
Series and for Institutional Class, Class I, Class Y and
Class Z for certain other funds in the Expense Group, and
(ii) Institutional Class, Retirement Class, Class I, Class IS,
Class NAV, Class R5 and Class Y shares for certain funds
in the Foreign Smaller Companies Series Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Foreign Smaller Companies Series - The Expense Group
for the Fund included the Fund and 16 other international
small-/mid-cap growth funds. The Board noted that the
Management Rate for the Fund was equal to the median
of its Expense Group and the actual total expense ratio
for the Fund was below the median and in the first quintile
(least expensive) of its Expense Group. The Board further
noted that the Fund’s Sub-Adviser is paid by TICL out of
the management fee TICL receives from the Fund and that
the allocation of the fee between TICL and the Sub-Adviser
reflected the services provided by each to the Fund. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund and the sub-advisory
fee paid to the Sub-Adviser are reasonable.
International Equity Series - The Expense Group for
the Fund included the Fund and eight other institutional
international large-cap value funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were slightly above the medians of its Expense Group.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis
provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual
funds during the 12-month period ended September 30,
2021, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes
refinements to its methodologies used in calculating
profitability in response to organizational and product-
related changes, the overall methodology has remained
consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, has been engaged to periodically review and assess
the allocation methodologies to be used solely by the Funds’
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,

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which effort has required considerable upfront expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent,
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints, which operate generally to
share any economies of scale with a Fund’s shareholders
by reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered the Managers’
views that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers
incur across the FT family of funds as a whole. The Board
noted that the International Equity Series had experienced
a decrease in assets and would not be expected to
demonstrate additional economies of scale in the near term,
but concluded that to the extent economies of scale may
be realized by each Manager and its affiliates, each Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

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the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
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ZTIF S 08/22
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Semiannual Report
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial experts are Ann

Torre Bates and David W. Niemiec
and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022